Segment and Revenue by Geography and By Major Customer (Tables)	6 Months Ended
Jun. 30, 2026
Segment and Revenue by Geography and by Major Customer [Abstract]
Schedule of Evaluating Financial Performance and Allocating Resources	Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.
	Six months ended on June 30, 2026
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	24,080	10,884	34,964
Cost of revenues	7,246	6,092	13,338
Gross profit	16,834	4,792	21,626
Research and development expenses	13,798	6,572	20,370
Sales and marketing expenses	5,825	4,582	10,407
General and administrative expenses	4,291	3,724	8,015
Change in earnout liability	(282)	-	(282)
Segment operating loss	(6,798)	(10,086)	(16,884)

Financial income (expenses), net			594
Loss before taxes on income			(16,290)

Depreciation and amortization expenses	866	361	1,227
Stock-based compensation	3,387	2,859	6,246

	Six months ended on June 30, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	24,576	9,311	33,887
Cost of revenues	7,755	4,715	12,470
Gross profit	16,821	4,596	21,417
Research and development expenses	13,159	7,629	20,788
Sales and marketing expenses	5,543	5,230	10,773
General and administrative expenses	4,232	3,132	7,364
Change in earnout liability	(663)	-	(663)
Segment operating loss	(5,450)	(11,395)	(16,845)

Financial income (expenses), net			1,463
Loss before taxes on income			(15,382)

Depreciation and amortization expenses	1,070	458	1,528
Stock-based compensation	3,633	4,308	7,941
	Three months ended on June 30, 2026
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	13,097	5,008	18,105
Cost of revenues	4,037	2,929	6,966
Gross profit	9,060	2,079	11,139
Research and development expenses	6,731	3,345	10,076
Sales and marketing expenses	2,712	2,299	5,011
General and administrative expenses	2,130	1,868	3,998
Segment operating loss	(2,513)	(5,433)	(7,946)

Financial income (expenses), net			(79)
Loss before taxes on income			(8,025)

Depreciation and amortization expenses	430	179	609
Stock-based compensation	1,681	1,429	3,110

	Three months ended on June 30, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	12,823	4,236	17,059
Cost of revenues	4,126	2,098	6,224
Gross profit	8,697	2,138	10,835
Research and development expenses	6,506	3,692	10,198
Sales and marketing expenses	2,753	2,413	5,166
General and administrative expenses	2,203	1,494	3,697
Change in earnout liability	(837)	-	(837)
Segment operating loss	(1,928)	(5,461)	(7,389)

Financial income (expenses), net			225
Loss before taxes on income			(7,164)

Depreciation and amortization expenses	532	226	758
Stock-based compensation	1,757	2,018	3,775

Schedule of Revenue by Geography, Based on the Customers

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Six months ended June 30		Three months ended June 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Domestic (Israel)	244	193	169	129
Hong Kong	3,112	5,094	2,050	3,279
China	2,252	4,574	1,218	2,353
United States	5,231	4,329	2,789	1,652
Portugal	4,929	4,556	2,051	2,318
Hungary	5,368	4,710	2,493	1,830
Japan	2,623	3,011	1,503	1,682
Other	11,205	7,420	5,832	3,816
	34,964	33,887	18,105	17,059

Schedule of Supplemental Data - Major Customers

The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	June 30, 2026	December 31, 2025
Accounts Receivable	% of Account Receivable
Customer A	33%	16%
Customer B	14%	15%
Customer C	4%	15%
Customer D	13%	10%
Customer E	0%	10%

	Six months ended June 30,		Three months ended June 30,
	2026	2025	2026	2025
Revenues	% of Revenues		% of Revenues
Customer A	13%	13%	11%	13%
Customer C	5%	9%	5%	10%
Customer D	11%	8%	10%	5%

Schedule of Long-Lived Assets by Geography	Long-lived assets by Geography:
	June 30, 2026	December 31, 2025
	U.S. dollars in thousands
Domestic (Israel)	7,718	8,657
China	89	138
USA	866	871
Other	92	136
	8,765	9,802